Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
19.	Taxation
Cayman Islands
Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.
Australia
Under the current laws of the Australia, entities incorporated in Australia are subject to income tax rate at 30%.
Hong Kong
In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered
profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the
two-tiered
profits tax rate regime, the first HK dollar 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. Payments of dividends by the subsidiary to the
Group
are not subject to withholding tax in Hong Kong

as the Group has no assessable profits during the years ended December 31, 2019, 2020 and 2021.
PRC
Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Effective January 1, 2008, the EIT Law in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment. High and new technology enterprises enjoy a preferential tax rate of 15% under the EIT Law.

Sky City WFOE is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2018 to 2021, so long as it obtains approval from the relevant tax authority and if it is profitable during the period. In addition, Sky City WFOE was qualified as an eligible software enterprise before the income tax year-end
final settlement in 2019. As a result of this qualification, it is entitled to a tax holiday of a full exemption for the year ended December 31, 2019, in which its taxable income is greater than zero, followed by a three-year 50% exemption.
Pintec Beijing WFOE is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15% for the period from 2018 to 2020, as long as it obtains approval from the relevant tax authority, and is profitable during the period, it could apply the income tax rate of 15%. However, from 2021, the Company did not apply for renewal as they did not expect to be profitable in the near future. Therefore, they are subject to an income tax rate of 25% from 2021.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25
% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC
company is located.” For the year ended December 31, 2019, the Group did not have operations outside of the PRC, thus would not be subject to this tax. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered as a resident enterprise for the PRC tax purposes for the year
s
ended December 31, 2020 and 2021.
Withholding tax on undistributed dividends
The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. The Group did not record any dividend withholding tax, as the Group’s FIE, the PRC WFOE, has no retained earnings in any of the period presented.
The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, overseas subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the year ended December 31,
	2019	2020	2021

Current income tax expense	19,231	2,281	5,027
Deferred income tax (benefit)/expense	(17,263)	46,915	1,845

Income tax expense	1,968	49,196	6,872

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the year ended
	December 31,
	2019	2020	2021

Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.04)%	(0.01)%	(0.39)%
Tax effect of unrecognized los s	(0.09)%	—%	—%
Tax effect of tax-exempt entities *	(5.84)%	(4.69)%	(1.89)%
Tax effect of expired tax attribute carryforwards	(0.01)%	(0.86)%	(4.57)%
Tax effect of preferred tax rate	5.40%	(1.55)%	(7.85)%
Tax effect of R&D expense additional deduction	0.67%	0.98%	1.59%
Tax effect of non-deductible interest expenses	—%	(1.92)%	—%
Tax effect of goodwill impairment	—%	(3.37)%	—%
Tax effect of non-deductible expenses	(0.29)%	1.82%	(0.29)%
Tax effect of deferred tax effect of tax rate change	0.40%	0.13%	6.88%
Changes in valuation allowance	(25.42)%	(35.45)%	(25.22)%

Effective tax rate	(0.22)%	(19.92)%	(6.74)%

*	Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.
As of December 31, 2020 and 2021, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2019, 2020 and 2021 the Company did not have any significant interest or penalties associated with uncertain tax positions.
Deferred tax assets and deferred tax liabilities
The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:
Jurisdictions other than Australia

	As of December 31,
	2020	2021

	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses	241,248	234,075
Impairment of long-term investment	1,445	706
Deductible advertising fees	225	225
Net operating loss carry forwards	44,371	62,347
Guarantee liabilities	58,555	57,383
Deferred revenue from Upfront assessment fee under 606	227	—
Accrued expense	3,379	12,129

Subtotal	349,450	366,865
Less: valuation allowance	(347,240)	(365,888)

Total deferred tax assets, net	2,210	977

Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,911)	(2,470)

Total deferred tax liabilities	(2,911)	(2,470)

Net deferred tax liabilities	(701)	(1,493)

Australia

	As of December 31,
	2020	2021

	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	2,525	8
Allowance for doubtful accounts and credit losses	—	1,175

Subtotal	2.525	1,183

Less: valuation allowance	—	(1,183)

Total deferred tax assets, net	2,525	—

Deferred tax liabilities:
Intangible assets acquired in a business combination	(1,472)	—

Total deferred tax liabilities	(1,472)	—

Net deferred tax assets	1,053	—

Changes in valuation allowance are as follows:

	As of December 31,
	2019	2020	2021

	RMB	RMB	RMB
Balance at beginning of the year	30,098	260,002	347,240
Additions	245,886	102,398	35,095
Reversals	(15,982)	(15,160)	(9,388)
Decrease in disposal of a subsidiary	—	—	(5,876)

Balance at end of the year	260,002	347,240	367,071

In September, 2021, the Group disposed FT Group, and valuation allowance decrease in the net amount of RMB5,876.
For entities incorporated in Australia and Hong Kong, net loss can be carried forward indefinitely;
for entities incorporated in PRC mainland, net loss can be carried forward for five years. As of December 31, 2021, the Group had net operating loss carryforwards of approximately RMB28, RMB10,249, and RMB287,176 for entities incorporated in Australia, Hong Kong and PRC mainland, respectively. As of December 31, 2021, the net operating loss carryforwards from PRC will expire, if unused, as follows:

	Net operating loss carryforwards due by schedule
	2022	2023	2024	2025	2026	Total

Net operating loss carryforwards	33,489	53,305	49,208	60,311	90,863	287,176